ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
ADVANCES TO SUPPLIERS, NET - THIRD PARTIES
Schedule of Advances to Suppliers

	As of December 31,
	2021	2022
	RMB	RMB
Advances to suppliers - current	1,536,155	3,271,284
Advances to suppliers – non-current	296,709	310,375
Advances to suppliers, net	1,832,864	3,581,659